Leases - Summary of detailed information about income statement disclosures of leases (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ (6,760,728)	$ (8,357,036)
Interest Expenses	(3,404,429)	(3,559,813)
Expenses related to short-term leases	(111,323)	(160,656)
Expenses related to low-value assets leases	(521,042)	(941,360)
Sublease Income	$ 70,567	$ 13,524